LONG-TERM LOANS FROM STOCKHOLDERS (Details)	6 Months Ended
Jun. 30, 2012
LONG-TERM LOANS FROM STOCKHOLDERS [Abstract]
Percent of future sales to be transferred to lenders	10.00%